  As filed with the Securities and Exchange Commission on September 16, 1999

                                             Registration No. 333 - ___________
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                         Pre-Effective Amendment No. ___

                        Post-Effective Amendment No. ___

                                    and / or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                Amendment No.___

                               THE STOCKBACK TRUST
        ------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 55 BROAD STREET
                                    6TH FLOOR
                            NEW YORK, NEW YORK 10004
        ------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 773-0618

                               ROBERT S. FEIDELSON
                                STOCKBACK.COM LLC
                                 55 BROAD STREET
                                    6TH FLOOR
                            NEW YORK, NEW YORK 10004
        ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   COPIES TO:

        JOSEPH H. NESLER                            C.  ERIC PETERS
        THOMAS M. THESING                           STOCKBACK.COM LLC
        SIDLEY & AUSTIN                             55 BROAD STREET
        ONE FIRST NATIONAL PLAZA                    6TH FLOOR
        CHICAGO, ILLINOIS   60603                   NEW YORK, NEW YORK 10004

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:   (check appropriate box)

         / / immediately upon filing pursuant to paragraph(b) / / on (date) pursuant to paragraph(b)
         / / 60 days after filing pursuant to paragraph(a)(1) / / on (date) pursuant to paragraph(a)(1)
         / / 75 days after filing pursuant to paragraph(a)(2) / / on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                               THE STOCKBACK FUND

                       PROSPECTUS (Subject to Completion)

                               September __, 1999


         The Fund is a recently organized mutual fund whose investment objective is long-term capital appreciation. The Fund will seek to achieve this objective by investing primarily in publicly-traded equity securities issued by internet merchants that participate in the customer Loyalty Program sponsored and administered by StockBack.com LLC and its affiliates.

         As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


         Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any State.

                                TABLE OF CONTENTS


                                                                           PAGE



A BRIEF OVERVIEW OF THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY, RISKS,
     AND FEES AND EXPENSES                                                   3

HOW YOU MAY PURCHASE AND REDEEM FUND SHARES                                  6

INVESTMENT OBJECTIVE AND STRATEGY                                           10

RISKS                                                                       12

FEES AND EXPENSES                                                           14

THE INVESTMENT ADVISER                                                      14

DIVIDENDS AND OTHER DISTRIBUTIONS                                           15

TAX CONSEQUENCES                                                            15

OTHER INFORMATION                                                           16

 A BRIEF OVERVIEW OF THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY, RISKS, AND
                               FEES AND EXPENSES

                        INVESTMENT OBJECTIVE AND STRATEGY

         The Fund's investment objective is long-term capital appreciation. The Fund will seek to achieve this objective by investing primarily in publicly-traded equity securities (usually, shares of common stock or the equivalent) issued by retailers and other providers of goods and services that engage in internet commerce as part of their marketing and sales operations and that participate in the customer Loyalty Program sponsored and administered by StockBack.com LLC and its affiliates. StockBack.com LLC and its affiliates are referred to in this Prospectus as "StockBack," and on-line retailers and other providers of goods or services that participate in StockBack's Loyalty Program are referred to as "Participating E-Merchants." You may find a more complete description of StockBack and its Loyalty Program by visiting StockBack's internet Web site (http://www.stockback.com).

         Proceeds from the sale of the Fund's shares will be invested in publicly-traded equity securities issued by Participating E-Merchants (or by the parent companies of Participating E-Merchants) in accordance with a pre-determined formula. Under this formula, all proceeds from the sale of Fund shares that are attributable to rebates credited to a member of the Loyalty Program as a result of the member's on-line purchases of goods or services from a Participating E-Merchant will be invested in the publicly-traded equity securities, if any, of that merchant (or its parent company). You will find a description of how rebates are credited to a Loyalty Program member and how those rebates are applied to the purchase of Fund shares for the member under "HOW YOU MAY PURCHASE AND REDEEM FUND SHARES -- HOW YOU MAY PURCHASE FUND SHARES," below.

         In addition, the Fund's investment formula provides that proceeds from the sale of the Fund's shares that are not attributable to rebates credited to members of the Loyalty Program as a result of their on-line purchases of goods or services from Participating E-Merchants, or that are attributable to rebates credited to members as a result of their on-line purchases of goods or services from Participating E-Merchants in situations where neither the merchants nor their parent companies have issued publicly-traded equity securities, will be invested in the shares of Participating E-Merchants (or their parent companies) whose shares are publicly-traded, in a manner designed to ensure that the Fund's relative positions in those shares are approximately the same immediately after the investment as they were before the investment.

         Under certain limited circumstances, the Fund may depart from its standard investment formula. You will find a description of these circumstances under "INVESTMENT OBJECTIVE AND STRATEGY -- PORTFOLIO MANAGEMENT," below.

                                      RISKS

         Like any investor in an equity mutual fund, you will face the risk that, when you sell shares in the Fund, you may receive less than the price paid for them. This risk results from the fact that the value of the Fund's shares will be based entirely on the values of the Fund's underlying equity investments -- values that may decline or fluctuate from time to time, sometimes sharply, in response to any number of factors. These factors may include general market, economic and business conditions, as well as specific conditions relating to particular Participating E-Merchants.

         You should be particularly aware that, under the Fund's investment formula, the Fund invests in the shares of Participating E-Merchants based solely on the fact that those merchants participate in StockBack's Loyalty Program, and neither the Fund's investment adviser nor any other person acting on behalf of the Fund will evaluate the economic merits and risks of the shares of Participating E-Merchants in determining whether to purchase or dispose of such shares for the Fund. The Fund's investment formula, in other words, does not involve "active management."

         In addition, because the Fund will concentrate its investments in equity securities issued by companies that engage in internet commerce as part (often a significant part) of their marketing and sales operations, it will expose itself to the risk of a general decline in the fortunes of such companies.

         Finally, it is expected that, at least at the outset of the Fund's operations, the Fund will be a "non-diversified" fund -- i.e., its investments will be concentrated in equity securities issued by a relatively limited number of Participating E-Merchants. As a result, the poor performance of the equity securities of even one Participating E-Merchant could significantly affect the overall performance of the Fund.

         In light of these risks, which are described more fully below under "RISKS," you should only consider an investment in the Fund if:

            - you are a long-term investor who is capable of tolerating day-to-day share price volatility and have no need for current income in respect of your investment in shares of the Fund

            - you understand that an investment in the Fund does not constitute a complete investment program and

            - you believe the equity securities of Participating E-Merchants are likely to appreciate in value over the long term.

                                FEES AND EXPENSES

         THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

            SHAREHOLDER FEES (fees paid directly from your investment):

                 Sales Charge (Load) Imposed on Purchases..................None

                 Deferred Sales Charge (Load) .............................None

                 Sales Charge (Load) Imposed on Reinvested Dividends
                         and other Distributions ..........................None

                 Redemption Fee for shares held one year or more
                         (as a percentage of amount redeemed)..............None

                 Redemption Fee for shares held less than one year
                         (as a percentage of amount redeemed).............2.00%

            ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

                 Management Fees ..........................................None

                 Distribution and /or Service (12b-1) Fees ............0.25%(1)

-----------------------
      (1) Under the Fund's Rule 12b-1 Plan, the Fund may pay amounts up to 0.25% per annum of the Fund's net asset value to defray certain distribution-related and shareholder servicing expenses. The Fund does not currently intend to pay any amounts under the Plan, but may do so in the future. Accordingly, the expense table above reflects the maximum amount payable under the Plan to enable you to assess the effect of the payment of this amount if the Fund (continued...)

                 Other Expenses .......................................1.00%(2)

                 Total Annual Fund Operating Expenses .................1.25%(2)



                                 EXPENSE EXAMPLE

         THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

         The Example assumes that (1) you invest $10,000 in the Fund for the time periods indicated, (2) you redeem all of your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same as disclosed above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 year            3 years
                                                --------          -------
                                                $ 341(3)          $ 408


         You would pay the following expenses
         if you did not redeem your shares ...  $ 131             $ 408


         As described more fully below under "FEES AND EXPENSES," Participating E-Merchants will pay StockBack certain fees for structuring and maintaining the Loyalty Program. StockBack expects to use a portion of these fees to reimburse the Fund (in an amount not to exceed $2,000,000 annually) for the types of fees and expenses described above under "Other Expenses."

------------------------------
        (1)(...continued)
should determine to pay it in the future.

        (2) The Fund expects that "Other Expenses" will be approximately $2,000,000 based on an assumed asset size of $200,000,000 for the Fund's fiscal year ending December 31, 2000. "Other Expenses" consist primarily of federal and state registration fees, directors' fees (not to exceed $50,000 per year in the aggregate) payable by the Fund to its independent directors, custodial, transfer agent and dividend paying agent fees and expenses, and accounting, printing, legal, Web site maintenance and shareholder correspondence fees and expenses. StockBack, however, has agreed to reimburse the Fund for up to $2,000,000 in "Other Expenses" annually. Accordingly, if "Other Expenses" for a given fiscal year of the Fund should be less than $2,000,000, the amount set forth above next to the caption "Other Expenses" would be 0.00%, and the amount set forth next to the caption "Total Annual Fund Operating Expenses" would be 0.25% (subject to further reduction to 0.00% to the extent the Fund does not pay the full amounts it is authorized to pay under its Rule 12b-1 Plan). StockBack is not obligated to reimburse the Fund for amounts paid by the Fund under its Rule 12b-1 Plan or for transaction costs incurred by the Fund in connection with the purchase or sale of investments.

        (3) Redemption fees are assessed only with respect to shares held for less than one year. This example assumes that shares are redeemed on the 364th day after the date of purchase and are therefore subject to the 2% redemption fee. If the shares were not redeemed until the 365th day after the date of purchase, the $341 figure would fall to $131.

                   HOW YOU MAY PURCHASE AND REDEEM FUND SHARES

                          WHO MAY PURCHASE FUND SHARES?

         In order to purchase Fund shares, you must first become a member of StockBack's Loyalty Program. To become a member, you need to complete the on-line application that can be found at StockBack's Web site (http://www.stockback.com). As part of the application process and as a condition to membership in the Loyalty Program, you will be asked to consent to certain matters, including your consent to electronic delivery of all reports, statements and other information that the Fund or StockBack may deliver to you. Further, as described in more detail below, you will be asked to authorize StockBack Capital LLC, an affiliate of StockBack ("StockBack Capital") whose address is 55 Broad Street, 6th Floor, New York, New York 10004, to invest, for your account, all cash rebates credited to your account in connection with your on-line purchases of goods or services from Participating E-Merchants (or your use of the StockBack credit card) in shares of the Fund. This authorization on your part is known as a "Standing Order" to StockBack Capital to use the rebates credited to your account to purchase shares of the Fund for your account.

         Since one of the principal purposes of participation in the Loyalty Program is to enable a member to acquire shares of the Fund through these rebates, you should not become a member of the Loyalty Program unless you first determine that an investment in the Fund is appropriate for you.

                       HOW YOU MAY PURCHASE FUND SHARES

         Once you have become a member of the Loyalty Program, you may purchase Fund shares in one of three ways:

              - by making on-line purchases of goods or services from Participating E-Merchants through StockBack's Web site portals to these merchants, in which case all cash rebates credited to your account in connection with those purchases will be applied to the purchase of Fund shares for your account in accordance with your Standing Order to StockBack Capital

              - by using your StockBack credit card to purchase goods or services, in which case all cash rebates credited to your account in connection with those purchases will be applied to the purchase of Fund shares for your account in accordance with your Standing Order

              -   by sending funds to StockBack Capital

              These three purchase methods are described in detail below.

         ON-LINE PURCHASES OF GOODS OR SERVICES FROM PARTICIPATING E-MERCHANTS

         Each time you make an on-line purchase of a good or service from a Participating E-Merchant through StockBack's Web site portal to that merchant, the merchant will rebate (on a daily, weekly, monthly or quarterly basis, depending on the merchant's payment processing procedures) a particular percentage of the purchase price to a bank escrow agent (currently, Chase Manhattan Bank, 1211 Avenue of Americas, New York, New York 10036). The bank escrow agent will credit to you (on its books and records) each rebate paid to it by a Participating E-Merchant that is attributable to your purchase of goods or services from such merchant. The bank escrow agent will perform the same function for other members, and will hold all rebates it receives in connection with your on-line purchases of goods or services from Participating E-Merchants in a master escrow account with all rebates it receives in connection with other members' on-line purchases of goods or services from Participating E-Merchants. The particular percentage of the purchase price to be rebated by a Participating E-Merchant to the bank escrow agent for your account will be determined by agreement between StockBack and the merchant and will be posted on StockBack's Web site. StockBack and Participating E-Merchants may change these rebate percentages from time to time. Any such changes will be posted on StockBack's Web site and will not become effective until posted.

         Once rebates totaling not less than $10 have been credited to your account by the bank escrow agent, the total amount will be invested by StockBack Capital for your account in shares of the Fund in accordance with your Standing Order to StockBack Capital. Fund shares will be priced at the net asset value per share in effect at the time of the investment. The concept of "net asset value per share" is explained below under "PRICING OF FUND SHARES FOR PURPOSES OF PURCHASES AND REDEMPTIONS." The investment will occur [NO LATER THAN THE CLOSE OF BUSINESS ON THE FIRST BUSINESS DAY OF THE FUND FALLING IN THE MONTH THAT FOLLOWS THE MONTH DURING WHICH YOU HAVE REACHED THE $10 THRESHOLD ]. This investment process will resume every time rebates totaling not less than $10 (or such lesser amount as StockBack may from time to time determine and post on its Web site) have been credited by the bank escrow agent to your account. The Fund's business days consist of those days on which the New York Stock Exchange is open for business.

         Although you will have instructed StockBack Capital, pursuant to your Standing Order, to invest, in shares of the Fund, amounts that have been credited to your account by the bank escrow agent, you will be entitled, at your option, to withdraw any such amounts in cash by making an on-line cash withdrawal request to StockBack Capital, provided you do so before StockBack Capital, under the Standing Order, has placed an order with the Fund to purchase Fund shares with such amounts. This is the case even if amounts credited to your account by the bank escrow agent do not exceed the $10 threshold described above. However, you should understand that you will be charged a nominal processing fee (currently, $2.00, but subject to change upon posting on StockBack's Web site) in connection with any amount you withdraw from the bank escrow account.

         You should be aware that, under current Loyalty Program policies, a Participating E-Merchant from whom you have purchased a good or service will not remit the rebate attributable to such purchase to the bank escrow agent for your account until the merchant's stated return period (as in effect on the date you made your purchase) applicable to the good or service has expired. For example, if you purchase a good from a Participating E-Merchant on a particular day but, in accordance with the merchant's return policy in effect on that day, you are entitled to return the good for a refund within a specified number of days after the date of your purchase, the merchant will remit the rebate attributable to such purchase to the bank escrow agent, and the bank escrow agent will credit the rebate to your account, only if you keep the good and do not return it to the merchant for a refund prior to the expiration of such period. StockBack intends to review this policy from time to time and may change the policy by posting the change on its Web site. Any such change would be effective only with respect to rebates attributable to purchases of goods or services made after the posting of such change. Although it has no present intention to do so, StockBack may alter the current policy to provide that a Participating E-Merchant shall remit the rebate attributable to a member's purchase of a good or service from such merchant to the bank escrow agent prior to the expiration of the merchant's stated return period. In that case, the current policy might also be modified to provide that, if a member returns a good to a Participating E-Merchant prior to the expiration of that merchant's stated return period with respect to that good, StockBack would be entitled to take actions designed to reimburse the merchant for the amount of the rebate. Such actions might include directing the bank escrow agent to debit the member's account in the amount of the rebate and to remit such amount to the merchant or directing the Fund to redeem shares held by the member to the extent necessary to reimburse the merchant for the amount of the rebate and to remit such redemption proceeds to the merchant. As an alternative to either of these actions, StockBack might reimburse the merchant for the amount of the rebate out of its own resources and instruct the bank escrow agent to debit the member's account for such amount and credit that amount to StockBack.

         You should also be aware that you are not entitled to any interest or other earnings on funds held by the bank escrow agent in the master escrow account for your account. All such interest and other earnings, if any, will be payable to StockBack.

         USING YOUR STOCKBACK CREDIT CARD  TO PURCHASE GOODS OR SERVICES

         If you use your StockBack credit card to purchase goods or services from any merchant that accepts the card, the issuer of the card will rebate a particular percentage of the purchase price to the bank escrow agent, and the bank escrow agent will credit to you (on its books and records) each rebate so paid to it by the issuer of the card in connection with your use of the card. The stated percentage in effect for purchases made on a particular day will be the percentage posted that day on StockBack's Web site. The issuer will rebate amounts to the bank escrow agent for your account regardless of whether the merchant participates in the Loyalty Program and regardless of whether you make your purchase on-line or through a more traditional method. Of course, if you use your StockBack card to make an on-line purchase from a Participating E-Merchant through StockBack's Web site portal to that merchant, you will also be eligible for the benefits described above under " ON-LINE PURCHASES OF GOODS OR SERVICES FROM PARTICIPATING E-MERCHANTS." As described more fully below, you may use your StockBack credit card to purchase shares of the Fund. The issuer of the card, however, will not rebate any amounts to the bank escrow agent for your account in connection with those purchases.

         As is the case with rebates from Participating E-Merchants, rebates from the issuer of the StockBack credit card will be forwarded to the bank escrow agent (on a daily, monthly or quarterly basis, depending on the issuer's payment processing procedures) and will be used to purchase Fund shares in a manner identical to the manner described above under "ON-LINE PURCHASES OF GOODS OR SERVICES FROM PARTICIPATING E-MERCHANTS." Again, you should be aware that rebate amounts from the issuer of the StockBack credit card will be subject to the Loyalty Program return policy in effect at the time of the related purchase, as described above. In addition, you will not be entitled to any interest or other earnings on funds held by the bank escrow agent in the master escrow account for your account.

         CASH PURCHASES

         You may purchase shares for cash by sending funds to StockBack Capital (at the address for StockBack Capital set forth on page 6) or authorizing StockBack Capital to make automatic deductions from your bank checking or savings account for the purpose of purchasing shares. You may also purchase shares by using a credit card, including your StockBack credit card. Purchases of shares will be made as of the close of business on the Fund business day on which StockBack Capital receives your funds (at the net asset value per share in effect at that time), as long as StockBack Capital receives the funds on or before 11:00 a.m., Eastern time, on such day. If StockBack Capital receives your funds after 11:00 a.m., Eastern time, on a particular Fund business day, purchases will be made as of the close of business on the next Fund business day (at the net asset value per share in effect at that time). If you send a check to StockBack Capital or otherwise send funds that cannot freely be used by StockBack Capital to purchase shares for your account, StockBack Capital will invest in Fund shares for your account only after your check has cleared or such funds become freely available to StockBack Capital.

         Each cash purchase must be made in an amount not less than $10.00.

         [The Fund will charge a check processing fee not to exceed $5 for each purchase of shares made by check.] If you use a credit card to purchase shares, the issuer of the card may assess a processing fee up to 3% of the amount charged. For example, if you charge $100 on your StockBack credit card to purchase Fund shares and the issuer of the card charges a $3 processing fee, only $97 will be invested in the Fund for your account.

                         HOW YOU MAY REDEEM FUND SHARES

         You may redeem Fund shares on any Fund business day by making an on-line redemption request or written redemption request to StockBack Capital. StockBack Capital may, but is not required, to accept telephone or fax redemption requests. If StockBack Capital receives your redemption request on or before 11:00 a.m., Eastern time, on a particular Fund business day, your redemption will be effected as of the close of business on that day. If StockBack Capital receives your redemption request after 11:00 a.m., Eastern time, on a particular Fund business day, your redemption will be effected as of the close of business on the next Fund business day.

         If you request that a particular dollar amount of your shares be redeemed instead of requesting the redemption of a particular number of shares, StockBack Capital will cause the Fund to redeem that number of shares that will yield the desired dollar amount.

           Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored.

         If you request a redemption of Fund shares, you will ordinarily receive a check in the amount of the redemption proceeds (minus the amount of the redemption fee described below, if you have held the shares for less than one year in accordance with the "first-in, first-out" formula described below). The Fund will usually make payment for redemptions of Fund shares within one business day, but not later than seven calendar days after receipt of a redemption request. The Fund, at its discretion, may agree to forward redemption proceeds (minus the amount of the redemption fee, if you have held the shares for less than one year) to you or on your behalf by less traditional means, such as a wire transfer of the proceeds either to a designated bank account or to the issuer of your StockBack credit card for the purpose of paying off any outstanding balance you may have. In these cases, the Fund may assess you a nominal fee to cover its expenses.

         The Fund reserves the right to redeem your shares "in-kind" (that is, with securities held by the Fund) rather than in cash. The Fund generally does not intend to exercise its right to redeem your shares in kind. In addition, the Fund may not exercise the right unless the aggregate dollar amount of your redemptions during any ninety-day period exceeds the lesser of (i) $250,000 or
(ii) an amount equal to 1% of the net asset value of the Fund at the beginning of such ninety day period.

         REDEMPTION FEE

         The Fund is designed for long-term investors who are willing to accept the risks associated with a long-term investment in the equity securities of Participating E-Merchants. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow complications that may disrupt the Fund's investment program. Short-term traders often redeem when the market is most turbulent, often forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up the Fund's transaction costs--measured by both commissions and bid/ask spreads--which are borne by the remaining long-term investors. For these reasons, the Fund assesses a 2.00% redemption fee on the redemption of shares held for less than one year. Any redemption fees charged by the Fund will be payable by the redeeming investor to the Fund, not to the Fund's investment advisor or any other service provider. Accordingly, redemption fees charged by the Fund will be available to pay expenses the Fund would otherwise bear (including any transaction expenses incurred by the Fund in liquidating investments in order to meet redemption requests), to make additional portfolio investments, or to pay dividends to Fund shareholders.

         The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans). This fee also does not apply to shares held in IRA accounts.

         The Fund will use the "first-in, first-out" (FIFO) method to determine whether a redeeming shareholder will be charged the 2.00% redemption fee. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If the holding period of the shares determined in accordance with this method is less than one year, the redemption fee will be assessed against such shares. The redemption fee will not decrease during the one year period in which shares are held. In other words, the full 2.00% fee will apply to shares redeemed on the 364th day after purchase as well as to shares redeemed earlier.

         AUTOMATIC REDEMPTIONS

         The Fund has reserved the right to redeem your shares if you revoke your consent to receive information about the Fund through electronic delivery, unless you expressly agree to bear the cost of paper delivery of such information. The Fund seeks to operate at a low expense level, and the cost of paper delivery of Fund information (if not paid for by the individual shareholders requesting such information) would increase Fund expenses for all shareholders above what StockBack believes is an appropriate level. Shareholders may request paper delivery of

Fund information from time to time, provided that the cost of such delivery will be assessed directly against the shareholder and not absorbed as a Fund expense generally. Written notice of a proposed mandatory redemption will be given at the time consent to electronic delivery is revoked, if the shareholder revoking consent has not expressly agreed to bear the cost of paper delivery.

         The Fund has also reserved the right to redeem your shares to satisfy a reimbursement obligation owed to a Participating E-Merchant as a result of a return of goods purchased by you, as described above under "HOW YOU MAY PURCHASE FUND SHARES."

         Finally, the Fund has reserved the right to redeem your shares (unless you are an IRA) if, after giving effect to a particular redemption request, the total value of your remaining Fund shares would be less than $10.00. If you request a redemption that would result in the total value of your remaining Fund shares being less than that amount, your redemption request will be deemed to include a request to redeem your remaining shares.

         TRANSFER RESTRICTIONS

         All of your Fund shares will be issued by the Fund in the name of StockBack Capital or its nominee, which will hold the shares on its books for your account and benefit. You may transfer the beneficial ownership of your shares on StockBack Capital's books upon reasonable notice to StockBack Capital. A nominal fee will be applied to such transfers. The amount of this fee in effect on a particular transfer date will be the transfer fee posted on StockBack's Web site on that date. You may not obtain certificates for your shares. Further, the Fund will not issue shares in your name or the name of any of your transferees.

       PRICING OF FUND SHARES FOR PURPOSES OF PURCHASES AND REDEMPTIONS

         The Fund will value its shares for purchase and redemption purposes on each day on which the New York Stock Exchange is open for business. In determining the net asset value per share on a particular purchase or redemption date, the Fund will first determine the overall net asset value of the Fund on that date (calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern time), and then divide the overall net asset value by the number of Fund shares then outstanding. In determining its overall net asset value, the Fund will first determine the overall value of its portfolio investments, and then subtract from that value the amount of its liabilities, including accrued expenses. In determining the overall value of its portfolio investments, the Fund will value securities for which market quotations are readily available (expected to constitute the bulk of the Fund's portfolio) at their market price. The Fund will generally value short-term debt securities held by it for liquidity purposes on an amortized cost basis. In the unlikely event the Fund invests in illiquid securities and other securities and assets for which market quotations are not readily available, it will value such investments at "fair value," as determined in good faith by or under the direction of its Board of Directors.

         The equity securities of certain foreign Participating E-Merchants may trade in the U.S. securities markets in the form of depositary receipts, commonly known as ADRs, which represent interests in the foreign merchants' equity securities. In other cases, however, the equity securities of foreign Participating E-Merchants may not trade in the U.S. securities markets, and may trade in foreign markets on days on which the New York Stock Exchange is closed. This means that the Fund's net asset value -- and, as a result, the value of your Fund shares -- may change on a day that you cannot purchase or redeem your shares.

                        INVESTMENT OBJECTIVE AND STRATEGY

                                     GENERAL

         The Fund will seek to achieve its objective of long-term capital appreciation by investing primarily in publicly-traded equity securities (usually, shares of common stock or depositary receipts representing interests in shares of common stock) issued by Participating E-Merchants -- i.e., retailers and other providers of goods or services that engage in internet commerce as part of their marketing and sales operations and that participate in StockBack's Loyalty Program. The internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The internet has emerged as a major market for the sale of goods and services.

         Under limited circumstances, the Fund may invest in other equity securities, including publicly-traded equity securities issued by internet merchants that do no participate in the Loyalty Program and publicly-traded equity securities issued by companies that are not internet merchants. You will find a description of these circumstances under "-- PORTFOLIO MANAGEMENT -- PURCHASES OF SECURITIES," below.

         You may find a more complete description of StockBack's Loyalty Program by visiting StockBack's Web site (http://www.stockback.com). StockBack's Web site contains an up-to-date listing of Participating E-Merchants. StockBack may from time to time add new Participating E-Merchants to the Loyalty Program, and terminate the participation of other merchants.

                              PORTFOLIO MANAGEMENT

         PURCHASES OF SECURITIES

         Proceeds from the sale of the Fund's shares will be invested in publicly-traded equity securities issued by Participating E-Merchants in accordance with a pre-determined formula. Under this formula, all proceeds from the sale of Fund shares that are attributable to rebates credited to a member of the Loyalty Program as a result of the member's on-line purchases of goods or services from a Participating E-Merchant will be invested in the publicly-traded equity securities, if any, of that merchant (or its parent company).

         In addition, the Fund's investment formula provides that proceeds from the sale of the Fund's shares that are not attributable to rebates credited to members of the Loyalty Program as a result of their on-line purchases of goods or services from Participating E-Merchants, or that are attributable to rebates credited to members as a result of their on-line purchases of goods or services from Participating E-Merchants in situations where neither the merchants nor their parent companies have issued publicly-traded equity securities, will be invested in the shares of Participating E-Merchants (or their parent companies) whose shares are publicly-traded, in a manner designed to ensure that the Fund's relative positions in those shares are approximately the same immediately after the investment as they were before the investment.

         In certain cases, Participating E-Merchants that participate in the Loyalty Program do not issue publicly-traded equity securities, but are subsidiaries of corporate parents that do. In these cases, the Fund will apply its investment formula to the publicly-traded equity securities of the parent companies.

         The Fund may depart from its investment formula in two limited circumstances. First, the Fund may depart from the formula to the extent necessary to ensure that the Fund meets the portfolio diversification requirements necessary for it to maintain favorable tax treatment under the Internal Revenue Code, as described below under "PORTFOLIO DIVERSIFICATION."

         Second, it is the Fund's policy not to own 5% or more of the outstanding equity securities of a particular issuer. Accordingly, the Fund will not purchase the securities of a particular issuer to the extent that, after giving effect to the purchase, the Fund would own 5% or more of the outstanding equity securities of that issuer. To the extent that the investment of an amount the Fund would otherwise invest in the securities of a particular Participating E-Merchant in accordance with the Fund's investment formula would result in the Fund owning 5% or more of the outstanding equity securities of that merchant, the Fund will invest such excess amount in other Participating E-Merchants in accordance with its investment formula.

         To the extent the Fund's investment adviser reasonably determines that it is necessary for the Fund to depart from its investment formula for one of the reasons described above, the investment adviser will cause the Fund to invest in publicly-traded securities issued by companies that are not Participating E-Merchants. These companies may consist of companies that are internet merchants that do not participate in the Loyalty Program or that are not internet merchants. The Fund will not invest in securities issued by a company that is not a Participating E-Merchant unless that company's securities are included within the S&P 500 Stock Index or the Nasdaq Index at the time of investment.

         Notwithstanding the foregoing, upon receiving proceeds from the sale of its shares, the Fund may invest such assets in high-quality, short-term investments (i.e., instruments issued or guaranteed by the federal government or its agencies, or rated within one of the top three rating categories by at least two nationally recognized statistical rating organizations, in each case having a maturity of one year or less at the time of purchase) pending investment of such proceeds in other portfolio securities. Similarly, the Fund may invest proceeds received by it in connection with the liquidation of its portfolio securities in such high quality, short-term investments pending reinvestment of such proceeds in other portfolio securities or the distribution of such proceeds to shareholders in connection with the redemption of their shares or otherwise. Finally, to the extent the Fund borrows monies in order to meet redemption requests, the Fund may invest the proceeds of such borrowings in such high-quality, short-term investments pending the redemption of its shares.

         PORTFOLIO DIVERSIFICATION

         Although the Fund will be considered a "non-diversified" fund for certain legal purposes, the Fund -- in order to obtain favorable tax treatment under the Internal Revenue Code -- must generally invest at least 50% of its assets in such a manner that no investment in a single issuer made with such assets exceeds 5% of the value of the Fund's assets at the time the investment is made.

         SALES OF SECURITIES

         The Fund will pursue a "buy and hold" strategy. That is, once monies received by the Fund from its investors have been invested in equity securities, the Fund will not sell such securities unless it is required to do so (1) in order to meet investor redemption requests, (2) to ensure that the Fund will be treated as a diversified fund for federal income tax purposes or (3) to ensure that the Fund does not maintain an investment in 5% or more of the outstanding equity securities of a particular issuer. The Fund will not attempt to insulate the Fund from "down market" risks by managing its portfolio or any particular investment in anticipation of or response to adverse market, economic, political or other conditions. In this regard, the Fund will not employ temporary defensive tactics or strategies (such as maintaining large cash positions in response to adverse conditions in the equity markets) of the types sometimes employed by equity mutual funds.

         Subject to the considerations described in (2) and (3) of the preceding paragraph, the Fund will attempt to sell its equity investments in a manner designed to ensure that the Fund's relative positions in its equity investments will be approximately the same after giving effect to such sales.

         FREQUENCY OF FUND TRADING

         As a result of the purchase and sale policies discussed above, the frequency of the Fund's trading activities will depend heavily on the frequency with which investors purchase and redeem shares.

                                      RISKS

                                   EQUITY RISK

         The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the equity securities held by the Fund -- and, consequently, the price of the Fund's shares -- will decline or fluctuate from time to time, sometimes sharply, in response to various factors, including general market, economic and business conditions and specific conditions relating to particular Participating E-Merchants.

           You should be particularly aware that, under the Fund's investment formula, the Fund will purchase shares of Participating E-Merchants based solely on their participation in StockBack's Loyalty Program and not on any evaluation, by the investment adviser or any other party acting on behalf of the Fund, of the economic merits and risks of those shares. You should not invest in shares of the Fund unless, based on your own evaluation, you believe that shares of Participating E-Merchants are likely to appreciate in value over the long-term.

                             INDUSTRY CONCENTRATION

         The Fund expects to invest primarily in equity securities issued by retailers, wholesalers and other providers of goods or services that engage in internet commerce as part (often a significant part) of their marketing and sales operations (although the Fund may hold limited amounts of short-term debt securities for liquidity purposes). These internet merchants are particularly vulnerable to the relatively high risk of obsolescence resulting from rapid technological development, as well as to government regulation. Any developments in technology or government regulation that have an adverse effect on the internet business generally could be expected to result in a decline in the value of the Fund's investments. Accordingly, the Fund may involve significantly greater risks and may experience greater volatility than a mutual fund that does not concentrate its investments in an industry such as internet commerce.

         In addition, there is no limitation on the percentage of the Fund's investments in internet merchants that participate in a particular line of business. For example, the Fund may hold a significant percentage of its investments in internet merchants that engage primarily in the sale of general merchandise, health and beauty products, apparel and accessories, food and beverage, music and videotapes, office supplies, pet supplies, books and magazines, toys, housewares and furniture, consumer electronics, automobiles, or personal computers (hardware and software), or provide services such as auction, travel or ticketing services.

                              ISSUER CONCENTRATION

         At the outset of its operations, the Fund expects that it will be legally classified as a "non-diversified" fund. Unlike a "diversified" fund, which generally must invest at least 75% of its assets in such a manner that no investment in a single issuer made with such assets exceeds 5% of the value of the fund's assets at the time the investment is made, a "non-diversified fund" is not subject to issuer diversification restrictions. Lack of issuer diversification leads to increased risk because the poor performance of the common stock of even one Participating E-Merchant could significantly affect the overall performance of the Fund. While there can be no assurance, StockBack expects that, over time, the universe of on-line retailers, wholesalers and service providers will continue to expand, affording StockBack the opportunity to secure additional merchant participation in the Loyalty Program. Such additional merchant participation in the Loyalty Program could be expected to result in additional issuer diversification for the Fund, but there can be no assurance that this will be the case.

         Although the Fund will be considered a "non-diversified" fund for certain legal purposes, the Fund -- in order to obtain favorable tax treatment under the Internal Revenue Code --generally must invest at least 50% of its assets in such a manner that no investment in a single issuer made with such assets exceeds 5% of the value of the Fund's assets at the time the investment is made. You will find a more complete description of this requirement under "INVESTMENT OBJECTIVE AND STRATEGY -- PORTFOLIO MANAGEMENT -- PORTFOLIO DIVERSIFICATION," above.

                              YEAR 2000 COMPLIANCE

         As the year 2000 approaches, an issue has emerged regarding how the software used by the Fund's service providers can accommodate the date "2000." Failure to adequately address this issue could result in major systems or process failures which could disrupt the Fund's operations. StockBack is actively working with the Fund's service providers to prepare for the year 2000. Based on information currently available, StockBack does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. The Fund cannot guarantee, however, that all year 2000 issues will be identified and corrected by January 1, 2000, and any non-compliant computer system could hurt key Fund operations. In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests, particularly given the fact that the Fund expects to invest a substantial portion of its assets in the securities of Participating E-Merchants. These portfolio company problems may have a corresponding adverse effect on the Fund's performance.

                               FOREIGN SECURITIES

         The Fund may invest in equity securities issued by foreign Participating E-Merchants, either directly or in the form of ADRs. Securities of foreign issuers are often subject to risks that are greater than or in addition to the risks to which the securities of U.S. issuers are subject. Please consult the SAI for a description of certain of these risks.

                                FEES AND EXPENSES

         While redemptions of shares held for less than one year are subject to the redemption fees described above, no front-end or deferred sales loads apply to your purchase or redemption of Fund shares, or to the reinvestment of dividends or other distributions in Fund shares. Under the Fund's Rule 12b-1 Plan, the Fund may pay amounts up to 0.25% per annum of the Fund's net asset value to defray certain distribution-related and shareholder servicing expenses. The Fund does not currently intend to pay any amounts under the Plan, but may do so in the future.

         StockBack has agreed to reimburse the Fund, in an amount not to exceed $2,000,000 per year, for fees and expenses such as federal and state registration fees, directors' fees (not to exceed $50,000 per year in the aggregate) payable by the Fund to its independent directors, custodial, transfer agent and dividend paying agent fees and expenses, and accounting, printing, legal, Web site maintenance and shareholder correspondence fees and expenses. You should be aware, however, that Participating E-Merchants will pay fees to StockBack for structuring and administering the Loyalty Program, and that StockBack expects to use a portion of these fees to reimburse the Fund for fees and expenses that the Fund might otherwise bear.

         The fees payable by Participating E-Merchants to StockBack may take any number of forms. In some cases, a merchant might agree to pay StockBack an annual fee or a fixed dollar amount in connection with each purchase you make from such merchant. In other cases, a merchant might agree to pay StockBack an amount equal to a percentage of the dollar amount of each purchase you make.

         For example, if you make a purchase of $100 and the merchant agrees to rebate 5% of that amount (or $5) to you, the merchant might also agree to pay StockBack a fee equal to 1% of the amount of your purchase (or $1). However, once the applicable return period has expired, the ENTIRE AMOUNT of the rebate that the merchant has agreed to rebate to you will be forwarded to the bank escrow agent for your account, without any deduction. Thus, in the example above, $5 would be forwarded to the bank escrow agent, without any deduction for the $1 payable by the merchant to StockBack. Further, any amounts payable by participating merchants to StockBack will be payable even if you determine to withdraw the amounts of rebates credited to your account in the form of cash instead of applying such amounts to the purchase of Fund shares.

          While the fees payable to StockBack by a particular Participating E-Merchant will be negotiated by StockBack and the merchant, it is not generally expected that fees payable to StockBack by a merchant in connection with any particular purchase you make from such merchant would exceed 10% of the dollar amount of your purchase.

                             THE INVESTMENT ADVISER

         StockBack Advisers LLC, an affiliate of StockBack with principal offices located at 55 Broad Street, 6th Floor, New York, New York 10004 ("StockBack Advisers"), will serve as investment adviser to the Fund. As investment adviser, StockBack Advisers will have responsibility for the management of the Fund's investments, for providing various administrative services to the Fund and for supervising the Fund's daily business affairs, subject to the overall authority and supervision of the Fund's Board of Directors.

         StockBack Advisers' management responsibilities to the Fund are expected to be limited in light of the fact that, except under the limited circumstances described above under "INVESTMENT OBJECTIVE AND POLICIES -- PORTFOLIO MANAGEMENT -- PURCHASES OF SECURITIES," the Fund will purchase securities in accordance with a pre-determined investment formula. Similarly, except under the limited circumstances described above under "INVESTMENT OBJECTIVE AND POLICIES -- PORTFOLIO MANAGEMENT -- SALE OF SECURITIES," the Fund will not sell its portfolio securities unless it is required to do so (1) in order to meet investor redemption requests, (2) to ensure that the Fund will be treated as a diversified fund for federal income tax purposes or (3) to ensure that the Fund does not maintain an investment in 5% or more of the outstanding equity securities of a particular issuer. Subject to the considerations described in (2) and (3) of the preceding sentence, the Fund will attempt to sell its equity investments in a manner designed to ensure that the Fund's relative positions in its equity investments will be approximately the same after giving effect to such sales.

         Robert S. Feidelson will be primarily responsible for the day-to-day management of the Fund's investments on behalf of StockBack Advisers. Mr. Feidelson serves as a manager of the sole member of StockBack Advisers and has been associated with StockBack Advisers since its inception in September, 1999. From 1994 through April 1999, Mr. Feidelson was a Managing Director of Lehman Brothers Holdings, Inc.

         StockBack Advisers expects to retain one or more persons to assist Mr. Feidelson in making investment decisions that are outside the Fund's investment formula. As described above under, however, the Fund may not invest in securities issued by a company that is not a Participating E-Merchant unless that company's securities are included within the S&P 500 Stock Index or Nasdaq Index at the time of investment.

                           FEES OF STOCKBACK ADVISERS

         StockBack Advisors will not charge any fee to the Fund for the investment advisory and administrative services it provides to the Fund.


                       DIVIDENDS AND OTHER DISTRIBUTIONS

         The Fund is designed for investors whose objective is long-term capital appreciation. Many of the companies in which the Fund will invest will be in the "start-up" or development phase and may not be expected to pay dividends or make other distributions for the foreseeable future. As a result, the Fund may not be in a position to pay dividends or, if it is in a position to pay dividends, those dividends may not be substantial.

          If the Fund should receive dividends or other distributions from the companies in which it invests and the Board of Directors of the Fund determines to distribute such amounts to Fund shareholders as dividends, it will automatically reinvest your share of such dividends in additional shares of the Fund, unless you affirmatively elect to receive dividends from the Fund in cash. You may make an affirmative election to receive dividends and distributions in cash at the time you register as a member of the Loyalty Program. You may change this election by notifying the Fund on-line or in writing at any time prior to the record date for a particular dividend or distribution.

         There are no sales or other charges in connection with the reinvestment of dividends and other distributions.

                                TAX CONSEQUENCES

           TAXES ON DIVIDENDS AND OTHER DISTRIBUTIONS MADE BY THE FUND

         Dividends and other distributions you receive from the Fund (if any) are subject to federal income tax and may also be subject to state and local taxes. This is the case even if you reinvest these dividends and other distributions in additional Fund shares. For federal tax purposes, to the extent the Fund's dividends or other distributions are attributable to dividends received by the Fund from the companies in which it invests, or to the sale of portfolio securities held by the Fund for one year or less, your share of such dividends and distributions generally will be taxable to you as ordinary income. To the extent that the Fund's dividends or other distributions are attributable to the sale of portfolio securities held by the Fund for more than one year, your share of such dividends and distributions generally will be taxable to you as long-term capital gains.

         If you acquire shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

                       TAXES ON REDEMPTION OF FUND SHARES

         When you redeem shares, you may receive more or less than the price paid for them, resulting in a taxable gain or loss to you.

         This summary of tax consequences is intended for general information only. You should consult a tax advisor concerning the tax consequences of your investment in the Fund.



                                OTHER INFORMATION

         The Fund's Statement of Additional Information ("SAI") includes additional information about the Fund. The SAI is incorporated herein by reference (legally forms a part of this prospectus). For a free copy of the SAI or to request other information or ask questions about the Fund, you may call StockBack at 1-800- --- ---- or visit StockBack's Web site at http://www.stockback.com. Neither StockBack's Web site, nor the Web site of any Participating E-Merchant, forms part of this Prospectus or the Fund's SAI, and no such Web site is incorporated herein by reference.

         The SAI and other related materials are available on the SEC's Web site (http://www.sec.gov). You can obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Fund, including the Fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number ________________

                               THE STOCKBACK FUND

                                   a series of

                               THE STOCKBACK TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                               September __, 1999


This Statement of Additional Information (the "SAI") relating to The StockBack Fund (the "Fund") is not a prospectus for the Fund, but supplements the information contained in the current prospectus for the Fund dated September__, 1999 (the "Prospectus"), and should be read in conjunction with the Prospectus.

For a free copy of the Prospectus or to request other information or ask questions about the Fund, call StockBack.com LLC ("StockBack") at 1-800-???-???? or visit StockBack's Web site at http://www.stockback.com. Neither StockBack's Web site, nor the Web site of any Participating E-Merchant, forms part of the Prospectus or this SAI and is not incorporated by reference into either.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This SAI shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any State.


                                TABLE OF CONTENTS

                                                                               PAGE
THE TRUST AND THE FUND
         GENERAL .............................................................   3
         INVESTMENT COMPANY ACT CLASSIFICATION................................   3
         CAPITAL STOCK .......................................................   3
         VOTING...............................................................   3

FUNDAMENTAL INVESTMENT POLICIES...............................................   4

OTHER INVESTMENT POLICIES AND PRACTICES AND ASSOCIATED RISKS
         INVESTMENTS IN FOREIGN SECURITIES ...................................   5
         INVESTMENTS IN DEPOSITARY RECEIPTS ..................................   6
         CURRENCY RISK .......................................................   6
         INVESTMENTS IN ILLIQUID SECURITIES ..................................   7
         BORROWING ...........................................................   7
         SECURITIES LENDING ..................................................   7
         PORTFOLIO TURNOVER ..................................................   8

MANAGEMENT OF THE FUND .......................................................   8
         BOARD OF DIRECTORS...................................................   8
         MANAGEMENT INFORMATION...............................................   8
         COMPENSATION.........................................................   9


                                       1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ..........................   9

INVESTMENT ADVISORY AND OTHER SERVICES .......................................  10
         THE INVESTMENT ADVISER...............................................  10
         PRINCIPAL UNDERWRITER AND DISTRIBUTOR................................  11
         CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT .................  11
         INDEPENDENT AUDITORS ................................................  12
         LEGAL COUNSEL .......................................................  12

BROKERAGE ALLOCATION AND RELATED PRACTICES....................................  12
         GENERAL..............................................................  12
         SELECTION OF BROKERS.................................................  12
         SELECTION OF DEALERS.................................................  12

PURCHASES AND REDEMPTIONS OF FUND SHARES......................................  13
         WHO MAY PURCHASE FUND SHARES? .......................................  13
         HOW YOU MAY PURCHASE FUND SHARES.....................................  13
         HOW YOU MAY REDEEM FUND SHARES.......................................  15
         PRICING OF FUND SHARES FOR PURPOSES OF PURCHASES AND REDEMPTIONS ....  17

TAXATION......................................................................  18
         TAXATION OF THE FUND AND  SHAREHOLDERS ..............................  18
         INVESTMENT COMPANY TAXATION .........................................  18
         TAXATION OF DIVIDENDS AND DISTRIBUTIONS .............................  18
         PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES ..............  19
         BACKUP WITHHOLDING ..................................................  19
         OTHER TAXATION.......................................................  19

REPORTS ......................................................................  19

OTHER INFORMATION.............................................................  20

FINANCIAL STATEMENTS..........................................................  21

                             THE TRUST AND THE FUND

                                     GENERAL

         The Fund is a separate and distinct investment fund whose shares constitute a separate and distinct "series" of shares offered by The StockBack Trust (the "Trust"). The Trust is a business trust that was formed under the laws of the State of Delaware on September __, 1999. The Trust is authorized to create any number of separate and distinct investment funds (each, a "Portfolio"), and to issue a separate and distinct "series" of shares representing the equity interests in each Portfolio (each, a "Series"). The Fund is currently the only Portfolio maintained by the Trust.

         The Fund (and any other Portfolio of the Fund formed hereafter) will be treated as a separate entity for purposes of Delaware law, for certain purposes of the Investment Company Act of 1940, as amended (the "ICA"), and for certain other purposes. In this regard, the Fund (and any such other Portfolio) will bear its own expenses (except to the extent another party has agreed to bear such expenses on its behalf ) and other liabilities, as well as its pro rata share of the Trust's liabilities. A shareholder of one Portfolio will have an undivided beneficial interest in the assets of that Portfolio only (unless, of course, the shareholder also acquires shares of another Portfolio), and a shareholder who purchases shares of one Portfolio will not thereby acquire shares of or any other interest in any other Portfolio. As a result, a person who purchases shares of the Fund becomes entitled to his or her pro rata share of the dividends and other distributions, if any, paid by the Fund, and must bear his or her pro rata share of any Fund losses, but is not, in his or her capacity as a shareholder of the Fund, entitled to receive dividends or other distributions from any other Portfolio or subject to the losses of any other Portfolio.

                      INVESTMENT COMPANY ACT CLASSIFICATION

         The Fund is an open-end management investment company within the meaning of the Investment Company Act of 1940, as amended (the "ICA"). The Fund is currently classified as a "non-diversified" fund within the meaning of the ICA. The Fund may change its classification from a "non-diversified" fund to a "diversified" fund upon the approval of the Board of Directors of the Trust (the "Board") without shareholder approval. The Fund may not thereafter change its classification from a "diversified" fund to a "non-diversified" fund without shareholder approval, as described more fully below.

                                  CAPITAL STOCK

         The Fund (and any other Portfolio of the Fund formed hereafter) is authorized to issue a single class of capital stock, known as a Series, as described above. Each Series consists of such number of shares (which may be unlimited) as the Board may determine at the time it authorizes the creation of the related Portfolio. Each Series may be subdivided into two or more classes. It is not anticipated that shares of the Fund will be subdivided into classes.

         Shareholders are not entitled to any dividends or other distributions in respect of their shares unless such dividends or distributions are declared by the Board in its sole and absolute discretion.

         Shares have no pre-emptive, appraisal or conversion rights.

                                     VOTING

         The Trust will not hold annual shareholder meetings. Shareholders under certain circumstances have the right to call a meeting of shareholders for the purpose of voting to remove members of the Board and fill vacancies on the Board. In addition, shareholders of each Portfolio will have the power to vote at special meetings with respect to, among other things, changes in fundamental investment policies of such Portfolio, approval of changes to investment advisory agreements and such additional matters relating to the Trust or such Portfolio (or classes of shares thereof, if applicable) as might be required by the ICA. As to any matter on which shareholders of the Trust are entitled to vote, they shall be entitled to one noncumulative vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder's name on the books of the Trust. In no event shall holders of shares of a Series (or, if applicable, class) be entitled to vote such shares with respect to any matter that does not affect any interest of such Series (or class) unless otherwise required by the ICA. All shares then issued and outstanding and entitled to be voted shall be voted on a Series by Series basis, except that (1) shares shall be voted in the aggregate without differentiation among the separate Series (and, if applicable, classes) in the case of the election or removal of members of the Board and where otherwise required by the ICA or the Trust's Agreement and Declaration of Trust, (2) shares shall be voted by class where required by the ICA, and (3) the Board in its sole discretion may determine that, in situations where the shares of more than one Series or class are entitled to be voted with respect to a matter, such shares shall be voted as a single class with respect to such matter if and to the extent permitted under the ICA.

                         FUNDAMENTAL INVESTMENT POLICIES

         Except as described below, it is a fundamental policy of the Fund to invest in equity securities (including, without limitation, American Depositary Receipts, European Depositary Receipts and similar depositary receipts (collectively, "Depositary Receipts") representing interests in underlying equity securities) issued by domestic or foreign issuers that engage (or whose subsidiaries engage) in internet commerce as a part of their marketing and sales operations and that participate (or whose subsidiaries participate) in StockBack's customer Loyalty Program, all in accordance with the investment formula described below. This fundamental policy, however, is subject to two additional fundamental policies. First, the Fund shall meet such portfolio diversification requirements as it may be required to meet in order for it to maintain favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"). Second, the Fund may own up to 5%, but not 5% or more, of the outstanding equity securities of a particular issuer.

         All proceeds from the sale of Fund shares that are attributable to rebates credited to a member of the Loyalty Program as a result of the member's on-line purchases of goods or services from a Participating E-Merchant will be invested in the publicly-traded equity securities, if any, of that merchant (or its parent company).

         All proceeds from the sale of Fund shares that are not attributable to rebates credited to members of the Loyalty Program as a result of their on-line purchases of goods or services from Participating E-Merchants, or that are attributable to rebates credited to members as a result of their on-line purchases of goods or services from Participating E-Merchants in situations where neither the merchants nor their parent companies have issued publicly-traded equity securities, will be invested in the shares of Participating E-Merchants (or their parent companies) whose shares are publicly-traded, in a manner designed to ensure that the Fund's relative positions in those shares are approximately the same immediately after the investment as they were before the investment.

         To the extent that the investment of an amount the Fund would otherwise invest in the securities of a particular Participating E-Merchant in accordance with the Fund's investment formula would result in the Fund owning 5% or more of the outstanding equity securities of that merchant, the Fund will invest such excess amount in other Participating E-Merchants in accordance with its investment formula.

         To the extent the Fund's investment advisor reasonably determines that it is necessary for the Fund to depart from its investment formula because of the application of one of the fundamental policies described in the last two sentences of the first paragraph of this section, the Fund may invest in publicly-traded securities issued by companies that are not Participating E-Merchants. These companies may consist of companies that are internet merchants that do not participate in the Loyalty Program or that are not internet merchants. However, it is a fundamental policy of the Fund not to invest in securities issued by a company that is not a Participating E-Merchant unless that company's securities are included within the S&P 500 Stock Index or the Nasdaq Index at the time of investment.

         Notwithstanding the foregoing, upon receiving proceeds from the sale of its shares, the Fund may invest such assets in high-quality, short-term investments (i.e., instruments issued or guaranteed by the federal government or its agencies, or rated within one of the top three rating categories by at least two nationally recognized statistical rating organizations, in each case having a maturity of one year or less at the time of purchase) pending investment of such proceeds in equity securities. Similarly, the Fund may invest proceeds received by it in connection with the liquidation of its portfolio securities in such high quality, short-term investments pending reinvestment of such proceeds in other portfolio securities or the distribution of such proceeds to shareholders in connection with the redemption of their shares or otherwise. Finally, to the extent the Fund borrows monies in order to meet redemption requests, the Fund may invest the proceeds of such borrowings in such high-quality, short-term investments pending the redemption of its shares.

        The following are additional fundamental policies of the Fund:

        - The Fund may not issue "senior securities" within the meaning of the ICA (except to the extent that the Fund may be deemed to issue "senior securities" in connection with any permitted borrowing by the Fund).

        - The Fund may not borrow money or pledge, mortgage or hypothecate any of its assets, except that, subject to applicable law, the Fund may borrow money from a bank on a secured or unsecured basis for temporary purposes, in an amount which, when considered with any other amounts borrowed by the Fund which have not been repaid, does not exceed 10% of its total net asset value (determined at the time of such borrowing and not counting such borrowing, or the other amounts borrowed by the Fund which have not been repaid, for purposes of determining net asset value).

        - The Fund may not underwrite securities issued by other issuers (except to the extent that, in connection with the disposition of portfolio securities, the Fund may technically be deemed to be an underwriter of such securities under applicable securities laws).

        -       The Fund may not purchase or sell real estate or commodities.

        -       The Fund may not sell securities short.

        - The Fund may not make loans; provided, however, that the Fund may from time to time lend its portfolio securities to brokers, dealers and financial institutions, if (1) after giving effect to any such loan, the aggregate value of the Fund's portfolio securities on loan does not exceed 33% of the Fund's total asset value, including collateral received from such loans (at market value computed at the time of the loan) and (2) in the event the voting rights with respect to securities loaned by the Fund pass to the borrower of the securities, the Board makes appropriate arrangements which entitle the Fund to call the loaned securities to vote proxies, or otherwise to vote or consent with respect to a material event affecting securities on loan, when the Board believes it is necessary to vote.

        The Fund may not change or deviate from any of its fundamental policies (or, if the Board should hereafter classify the Fund as a "diversified" fund, change its classification from a "diversified" fund to a "non-diversified"
fund), except upon the approval of the holders of not less than a majority of the Fund's outstanding shares. For this purpose, a majority of the Fund's outstanding shares means the lesser of (1) 67% of the Fund's shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy at such meeting, or (2) more than 50% of the Fund's outstanding shares.

          OTHER INVESTMENT POLICIES AND PRACTICES AND ASSOCIATED RISKS

        The Fund's investment objective, the strategy by which the Fund will pursue that objective, and the general risks to which Fund investors are subject, are discussed in the Prospectus under the headings "INVESTMENT OBJECTIVE AND STRATEGY" and "RISKS." The discussion that follows is intended to supplement and enhance the discussion contained in the Prospectus under those headings.

                        INVESTMENTS IN FOREIGN SECURITIES

        Investing in the securities of foreign issuers involves significant risks that are not typically associated with investing in securities of domestic issuers. In addition to being affected by changes in currency exchange rates, as discussed below, such investments may be affected by changes in foreign or U.S. laws or restrictions applicable to such investments and by changes in exchange control regulations.

         Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Volume and liquidity in many foreign securities markets are less than volume and liquidity in U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Fixed commissions on certain foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers in foreign countries than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Foreign investment markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the Fund's assets is uninvested and no return is earned on such assets. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of Fund investments due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability of the Fund to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency or balance of payments position.

                       INVESTMENTS IN DEPOSITARY RECEIPTS

           Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and similar Depositary Receipts. ADRs are certificates issued by a U.S. bank or trust company that represent the right to receive securities of foreign issuers deposited with the bank or trust company or a foreign corespondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter. ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADR (i.e., an unsponsored ADR), there may be an increased possibility that the Fund would not become aware of and be able to respond in a timely manner to corporate actions such as stock splits or rights offerings involving the foreign issuer. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the Nasdaq Stock Market. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

         EDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are not necessarily quoted in the same currency as the underlying security.

                                  CURRENCY RISK

         To the extent that the Fund's assets consist of investments quoted or denominated in a currency other than the U.S. dollar, the Fund will be exposed to adverse developments affecting the value of such currency. A decline in the currency in which a foreign security is quoted or denominated might reduce the value of the Fund's investment in such a security. In addition, if the exchange rate for the currency in which the Fund receives dividend payments declines against the U.S. dollar before such dividends are paid by the Fund to its shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The Fund may from time to time have substantial currency exposure from investments quoted or denominated in foreign currencies.

         Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate. Such exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of the Fund's total assets is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

         The Fund will not seek to hedge against the risks associated with fluctuations in currency exchange rates.

                       INVESTMENTS IN ILLIQUID SECURITIES

         StockBack Advisers LLC ("StockBack Advisers"), an affiliate of StockBack, will serve as the Fund's investment adviser. As investment adviser, StockBack Advisers is responsible for valuing and monitoring the liquidity of investments held by the Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund may not acquire any investment if, as a result, more than 15% of its net assets (taken at current value) would be invested in instruments that are illiquid by virtue of the absence of a readily available market.

         Illiquid investments include most restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933.

         The foregoing restriction on illiquid investments does not apply to purchases of restricted securities eligible for sale to qualified institutional buyers in reliance upon Rule 144A under the Securities Act of 1933 that the Board or StockBack Advisers (operating under the general oversight of the Board) determines to be liquid. In making such determination, the Board or StockBack Advisers will take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, the Fund's holdings of those securities may become illiquid. The foregoing restriction also does not apply to purchases of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the Securities Act of 1933.

                                    BORROWING

         The Fund may borrow money from a bank on a secured or unsecured basis for temporary purposes (such as for meeting redemption requests), in an amount which, when considered with any other amounts borrowed by the Fund which have not been repaid, does not exceed 10% of its total net asset value (determined at the time of such borrowing and not counting such borrowing, or the other amounts borrowed by the Fund which have not been repaid, for purposes of determining net asset value). Interest on borrowed money is an expense that the Fund would not otherwise incur, so that the Fund may have little or no net investment income during periods of borrowing. Since substantially all of the Fund's assets fluctuate in value whereas borrowing obligations are fixed, when the Fund has outstanding borrowings, its net asset value tends to increase and decrease more when portfolio investments increase and decrease, respectively, than would otherwise be the case.

                               SECURITIES LENDING

         If the Fund lends its portfolio securities, such loans will be secured by collateral in the form of cash or U.S. Treasury securities, which at all times during which the loan is outstanding will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund will continue to receive interest and dividends on the loaned securities during the term of its loans and, in addition, will receive either a fee from the borrower or interest earned from the securities in which cash collateral is invested during the term of the loan. The Fund will also receive any gain or loss in the market value of its loaned securities.

         The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the Fund.

         The Fund intends to limit the amount of its securities lending so that the aggregate amount of interest received attributed to securities loaned, if considered "other income" for federal tax purposes, will not cause it to lose its tax status as a regulated investment company.

         The primary risk involved in lending securities is that the borrower will fail financially and not return the loaned securities at a time when collateral is insufficient to replace the full amount of the loaned securities. The borrower would be liable for the shortage, but the Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, the Fund will make loans of securities only to firms that StockBack Advisers (under the general oversight of the Board) deems creditworthy.

                               PORTFOLIO TURNOVER

         As a result of the investment policies discussed in the Prospectus under the heading "INVESTMENT OBJECTIVE AND STRATEGY," the frequency of the Fund's trading activities will depend heavily on the frequency with which investors purchase and redeem shares. The frequency of purchases of Fund shares is in turn expected to depend not only on the frequency with which investors make direct cash purchases, but also on the frequency with which investors use the StockBack credit card to purchase goods or services or make on-line purchases of goods and services from Participating E-Merchants through StockBack's Web site portals to these merchants (as well as the dollar amounts of those purchases). The frequency of share redemptions cannot be gauged with any degree of accuracy. Accordingly, turnover rates may vary greatly from year to year as well as within a particular year and may be affected not only by cash requirements for redemptions of the Fund's shares, but also by certain requirements which the Fund must satisfy to receive certain favorable tax treatment.

                             MANAGEMENT OF THE FUND

                               BOARD OF DIRECTORS

         Under the Trust's Agreement and Declaration of Trust, the Board is responsible for the overall management and conduct of the business and affairs of the Fund. Subject to that general responsibility, the Board is authorized to delegate day-to-day investment management responsibilities with respect to the management of the Fund's assets to one or more investment advisers, which in turn are authorized to delegate such day-to-day investment management responsibilities to one or more subadvisers. In addition, the Board may elect one or more officers of the Fund and, subject to the Board's general responsibility with respect to the Fund, delegate to such officers such duties and responsibilities as the Board determines to be necessary, advisable or appropriate to the management and conduct of the Fund's day-to-day business and affairs.

                             MANAGEMENT INFORMATION

         The names of the Directors and Officers of the Fund, as well as their addresses, ages and principal occupations for the past five years, are set forth below. Those individuals designated with an asterisk are "interested persons" of the Trust, as that term is defined in Section 2(a)(19) of the ICA. Each of these individuals is also affiliated with and/or an officer of Dome Partners, LLC and its subsidiary companies, including StockBack, StockBack Advisers and StockBack Capital. See "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES."


                                                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITION(S) HELD WITH FUND        DURING PAST 5 YEARS
---------------------           --------------------------        -------------------
*Robert S. Feidelson, 35        Director; Chief Financial         From 1994 through April, 1999, Managing Director
7 Plateau Lane                  Officer and Treasurer             of Lehman Brothers Holdings, Inc. ("Lehman").
Bedford, NY 10506.

*Timothy C. Parrott, 32         Director; President               3/99 - 5/99 - Saker Advisors Limited, an
39 Worth St., Apt. 2E                                             Investment Management Regulatory Organization
New York, NY 10013                                                and Commodity Futures Trading Commission
                                                                  regulated investment advisor in the United
                                                                  Kingdom ("Saker") - Managing Director. 1996 -
                                                                  3/99 - Lehman - Executive Director and Head of
                                                                  European Hedge Fund Group. 1994-1996 - Refco
                                                                  Commodities Group - Senior vice president.

*C. Eric Peters, 32             Director; Vice President and      11/98 - 5/99 - Saker - Director 1997 - Credit
100 W. 72nd St., Apt. 2E        Secretary                         Suisse First Boston - Proprietary Trader.
New York, NY 10023                                                1994-1997 - Lehman, Vice President and
                                                                  Proprietary Trader.

Michael Luther, 32              Director                          6/98 - Present - Bandspeed, Inc. - Co-Founder,
6530 W. 6th St.                                                   CEO and President Bandspeed develops and
Los Angeles, CA 90048                                             licenses next generation signal processing
                                                                  technology. 8/97 - 5/98 - Hynomics, Inc. - Vice
                                                                  President of Business Development.  Hynomics
                                                                  develops control and planning technology for
                                                                  enterprise software systems. 9/95 - 6/97 -
                                                                  Student, Stanford University Graduate School of
                                                                  Business. 9/94 - 8/95 - Artic Orchard, LLC -
                                                                  Co-founder and Principal.  Artic Orchard is a
                                                                  food retailer.

Peter Zurkow, 46                Director                          Since 1994,  Managing Director, PaineWebber,
7 Ridgecrest                                                      Inc.
North Scarsdale, NY 10583

                                  COMPENSATION

         Directors of the Trust, and officers of the Trust or the Fund, who are interested persons of the Trust do not receive any compensation from the Trust or the Fund for their services to the Trust or the Fund. Each director of the Trust who is not an interested persons of the Trust will receive compensation from the Trust at the rate not to exceed $25,000 annually. In addition, directors of the Trust who are not interested persons of the Trust will be reimbursed by the Trust for any out-of-pocket expenses incurred by them in connection with the Trust's affairs (including Trust affairs relating to the Fund).

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                 CONTROL PERSONS

         As of September 16, 1999, Dome Partners, LLC, a Delaware limited liability company whose address is 55 Broad Street, 6th Floor, New York, NY 10004 ("Dome"), owned, beneficially and of record, 100% of the issued and outstanding capital shares of the Fund, all of which were issued to Dome in connection with the organization of the Fund. It is expected that Dome will own, beneficially and of record, substantially less than 25% of the Fund's outstanding capital shares within six months of the date on which the Fund first offers and sells its shares to the public. As a result, although Dome may now control the Fund, it is not expected that it will continue to control the Fund subsequent to the expiration of that six-month period.

                                PRINCIPAL HOLDERS

         As of September 16, 1999, no person (other than Dome) owned of record 5% or more of the Fund's outstanding capital shares.

         As of September 16, 1999, due to their ownership of membership interests in Dome, the following individuals and entities would be deemed to beneficially own more than 5% of the Fund's outstanding shares:

         NAME                       ADDRESS                              PERCENTAGE
         ----                       -------                              ----------
         Robert S. Feidelson        7 Plateau Lane                       21.59%
                                    Bedford, NY 10506

         Timothy C. Parrott         39 Worth St., Apt. 2E                21.59%
                                    New York, NY 10013

         C. Eric Peters             100 W. 72nd St., Apt. 2E New York,   21.59%
                                    NY 10023

         Thomas H. Dittmer Trust    111 West Jackson Blvd., #1700        6.48%
                                    Chicago, IL 60604

It is expected that each of the Thomas H. Dittmer Trust and Messrs. Feidelson, Parrott and Peters will own, beneficially and of record, less than 5% of the Fund's outstanding shares within six months of the date on which the Fund first offers and sells its shares to the public. As a result, none of these persons is expected to be a principal holder of Fund shares subsequent to the expiration of that six-month period.

                              MANAGEMENT OWNERSHIP

         As of September 16, 1999, the directors and officers of the Fund, as a group, owned less than 1% of the Fund's outstanding shares. See, however, "PRINCIPAL HOLDERS" above.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                             THE INVESTMENT ADVISER

         StockBack Advisers, the Fund's investment adviser, with principal offices located at 55 Broad Street, 6th Floor, New York, New York 10004, is described in the Prospectus under the heading "THE INVESTMENT ADVISER." The discussion that follows is intended to supplement and enhance the discussion contained in the Prospectus under that heading.

         STOCKBACK ADVISERS

         As investment adviser, StockBack Advisers will have responsibility for the management of the Fund's investments and for providing various administrative services to the Fund, subject to the overall authority and supervision of the Board. In this connection, StockBack Advisers will keep, prepare or file, or cause to be kept, prepared or filed, all accounts, books, records and other documents required to be kept, prepared or filed by the Fund under federal or state law, as well as provide additional services with respect to the daily administration of the Fund. StockBack Advisers is a recently-organized investment adviser having no history of operations.

         StockBack Advisers' management responsibilities to the Fund are expected to be limited in light of the fact that, except under the limited circumstances described in the Prospectus under "INVESTMENT OBJECTIVE AND POLICIES -- PORTFOLIO MANAGEMENT -- PURCHASES OF SECURITIES," the Fund will purchase securities in accordance with a pre-determined investment formula. Similarly, except under the limited circumstances described in the Prospectus under "INVESTMENT OBJECTIVE AND POLICIES -- PORTFOLIO MANAGEMENT -- SALE OF SECURITIES," the Fund will not sell its portfolio securities unless it is required to do so (1) in order to meet investor redemption requests, (2) to ensure that the Fund will be treated as a diversified fund for federal income tax purposes or (3) to ensure that the Fund does not maintain an investment in 5% or more of the outstanding equity securities of a particular issuer. Subject to the considerations described in (2) and (3) of the preceding sentence, the Fund will attempt to sell its equity investments in a manner designed to ensure that the Fund's relative positions in its equity investments will be approximately the same after giving effect to such sales.

         StockBack Advisers is a wholly-owned indirect subsidiary of Dome.

         Each of Messrs. Feidelson, Parrott and Peters is affiliated with and/or an officer of Dome and its subsidiary companies, including StockBack Advisers. See "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES."

         StockBack Advisers will not charge any fee or expenses to the Fund for the investment advisory and administrative services it provides to the Fund.

                      PRINCIPAL UNDERWRITER AND DISTRIBUTOR

         The Trust has entered into a Distribution Agreement with StockBack Capital LLC, 55 Broad Street, 6th Floor, New York, New York 10004 ("StockBack Capital"), under which StockBack Capital acts as the principal underwriter and distributor of Fund shares. Neither the Trust nor the Fund pays StockBack Capital any fees for these services. StockBack Capital has agreed to use its best efforts to market and sell Fund shares on a continuous basis, but has no obligation to purchase Fund shares for its own account.

         Each of Messrs. Feidelson, Parrott and Peters is affiliated with and/or an officer of Dome and its subsidiary companies, including StockBack Capital. See "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES."

               CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

         [INSERT NAME OF CUSTODIAN] (the "Custodian") serves as the custodian of the assets of the Fund pursuant to a Custodial Services Agreement. The principal office of the Custodian is located at [INSERT CUSTODIAN'S ADDRESS]. Under the Custodial Services Agreement, the Custodian is entitled to receive from the Fund a fee, [DESCRIBE CUSTODIAN'S FEE]. Also, the Custodial Services Agreement authorizes the Custodian to appoint one or more sub-custodians with the approval of the Board. Pursuant to a sub-custody agreement with [INSERT NAME OF SUB-CUSTODIAN], [INSERT ADDRESS OF SUBCUSTODIAN] (the "Subcustodian"), the Custodian, with the approval of the Board, has appointed the Subcustodian to serve as custodian for the securities of foreign issuers held by the Fund. Neither the Custodian nor the Subcustodian plays any role in determining the investment policies of the Fund or the securities purchased or sold by the Fund.

         [INSERT NAME OF TRANSFER AGENT] (the "Transfer Agent") serves as the transfer and dividend paying agent for the Fund pursuant to an Administration and Accounting Services Agreement. The principal office of the Transfer Agent is located at [INSERT TRANSFER AGENT'S ADDRESS]. Under the Administration and Accounting Services Agreement, the Transfer Agent is entitled to receive from the Fund a fee, [DESCRIBE TRANSFER AGENT'S FEE].

         StockBack has agreed to reimburse the Fund, in an amount not to exceed $2,000,000 per year, for fees and expenses such as costs incurred in connection with the organization of the Fund, federal and state registration fees, directors' fees (not to exceed $50,000 per year in the aggregate) payable by the Fund to its independent directors, custodial, transfer agent and dividend paying agent fees and expenses, and accounting, printing, legal, Web site maintenance and shareholder correspondence fees and expenses. The fees payable by the Fund under the Custodial Services Agreement and the Administration and Accounting Services Agreement are subject to this reimbursement obligation on the part of StockBack.

                              INDEPENDENT AUDITORS

         PricewaterhouseCoopers LLP, 1301 Avenue of Americas, New York, NY 10019, serves as independent auditors for the Trust and performs an audit of the Trust's financial statements annually.

                                  LEGAL COUNSEL

         [INSERT NAME OF LAW FIRM], [INSERT ADDRESS OF LAW FIRM, INCLUDING ZIP CODE], serves as counsel to the Trust and its independent directors.


                   BROKERAGE ALLOCATION AND RELATED PRACTICES

                                     GENERAL

         The Fund will invest primarily in equity securities. To the extent these securities are exchange-traded, StockBack Advisers will select brokers to execute transactions in these securities and negotiate the commissions charged to the Fund by the brokers. To the extent these securities are traded in the "dealer" or "over the counter" markets, such as the Nasdaq Stock Market, StockBack Advisers will select the dealers with whom transactions in these securities are effected. Similarly, to the extent (expected to be limited) that the Fund invests in fixed-income securities that are traded in the "dealer" or "principal" markets, StockBack Advisers will select the dealers with whom transactions in these securities are effected. In many cases, however, fixed-income "money market" instruments may be traded directly with the issuers of such instruments without the intervention of a broker or dealer.

         Neither StockBack Advisers nor any company affiliated with it will act as a broker or dealer for the purposes of executing or effecting portfolio transactions for or with the Fund.

                              SELECTION OF BROKERS

         StockBack Advisers will select only those brokers who it reasonably believes are likely to provide "best execution" of the transactions entrusted to it. "Best execution" of a transaction means providing the best overall terms for the Fund under prevailing market conditions. The principal element of "best execution" is obtaining the lowest purchase price for the Fund, or the highest sales price for the Fund, as the case may be, in light of the type and amount of security being purchased or sold and prevailing market conditions (the "Best Price Factor"). However, the "qualitative" aspects of execution -- e.g., timeliness, accuracy, responsiveness to StockBack Advisers' instructions, the ability to effect the transaction at all if a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the financial strength and stability of the broker and similar factors -- are also important elements of "best execution" (the "Qualitative Factors"). Because of these Qualitative Factors, the StockBack Advisers will not necessarily select brokers who charge the lowest commissions, but may select brokers who charge higher commissions if, in StockBack Advisers' reasonable judgment, the "qualitative" execution services provided by those brokers (including related clearance and settlement services) justify the payment of higher commissions.

                              SELECTION OF DEALERS

        In selecting dealers to effect transactions with the Fund in securities traded in the "dealer" or "over the counter" markets, StockBack Advisers will select dealers on a transaction-by-transaction basis with a view to obtaining the highest sales price (net of the dealer's mark-down) or lowest purchase price (net of the dealer's mark-up) in connection with each particular transaction (taking into account the dealer's ability to provide the best "qualitative" execution, as described above).

        In certain cases, StockBack Advisers may employ agents to seek out the best dealer market for the Fund and cause the Fund to pay a commission for this service. StockBack Advisers will employ agents to perform this service only in situations where it reasonably believes that, in light of the type and/or amount of security to be bought or sold in a particular transaction and/or prevailing market conditions, StockBack Advisers does not have the "in house" capability to seek out and obtain "best execution" and that employment of any agent will result in better overall terms to the Fund, notwithstanding the payment of a commission.

                     PURCHASES AND REDEMPTION OF FUND SHARES

                          WHO MAY PURCHASE FUND SHARES?

        In order to purchase Fund shares, you must first become a member of StockBack's Loyalty Program. To become a member, you need to complete the on-line application that can be found at StockBack's Web site (http://www.stockback.com). As part of the application process and as a condition to membership in the Loyalty Program, you will be asked to consent to certain matters, including your consent to electronic delivery of all reports, statements and other information that the Fund or StockBack may deliver to you. Further, as described in more detail below, you will be asked to authorize StockBack Capital LLC, an affiliate of StockBack ("StockBack Capital") whose address is 55 Broad Street, 6th Floor, New York, New York 10004, to invest, for your account, all cash rebates credited to your account in connection with your on-line purchases of goods or services from Participating E-Merchants (or your use of the StockBack credit card) in shares of the Fund. This authorization on your part is known as a "Standing Order" to StockBack Capital to use the rebates credited to your account to purchase shares of the Fund for your account.

         Since one of the principal purposes of participation in the Loyalty Program is to enable a member to acquire shares of the Fund through these rebates, you should not become a member of the Loyalty Program unless you first determine that an investment in the Fund is appropriate for you.

                                    HOW YOU MAY PURCHASE FUND SHARES

        Once you have become a member of the Loyalty Program, you may purchase Fund shares in one of three ways:

        - by making on-line purchases of goods or services from Participating E-Merchants through StockBack's Web site portals to those merchants, in which case all cash rebates credited to your account in connection with those purchases will be applied to the purchase of Fund shares for your account in accordance with your Standing Order to StockBack Capital

        - by using your StockBack credit card to purchase goods or services, in which case all cash rebates credited to your account in connection with those purchases will be applied to the purchase of Fund shares for your account in accordance with your Standing Order

        -       by sending funds to StockBack Capital

        These three purchase methods are described in detail below.

        ON-LINE PURCHASES OF GOODS OR SERVICES FROM PARTICIPATING E-MERCHANTS

        Each time you make an on-line purchase of a good or service from a Participating E-Merchant through StockBack's Web site portal to that merchant, the merchant will rebate (on a daily, weekly, monthly or quarterly basis, depending on the merchant's payment processing procedures) a particular percentage of the purchase price to a bank escrow agent (currently, Chase Manhattan Bank, 1211 Avenue of Americas, New York, New York 10036). The bank escrow agent will credit to you (on its books and records) each rebate paid to it by a Participating E-Merchant that is attributable to your purchase of goods or services from such merchant. The bank escrow agent will perform the same function for other members, and will hold all rebates it receives in connection with your on-line purchases of goods or services from Participating E-Merchants in a master escrow account with all rebates it receives in connection with other members' on-line purchases of goods or services from Participating E-Merchants. The particular percentage of the purchase price to be rebated by a Participating E-Merchant to the bank escrow agent for your account will be determined by agreement between StockBack and the merchant and will be posted on StockBack's Web site. StockBack and Participating E-Merchants may change these rebate percentages from time to time. Any such changes will be posted on StockBack's Web site and will not become effective until posted.

         Once rebates totaling not less than $10 have been credited to your account by the bank escrow agent, the total amount will be invested by StockBack Capital for your account in shares of the Fund in accordance with your Standing Order to StockBack Capital. Fund shares will be priced at the net asset value per share in effect at the time of the investment. The concept of "net asset value per share" is explained below under "PRICING OF FUND SHARES FOR PURPOSES OF PURCHASES AND REDEMPTIONS." The investment will occur [NO LATER THAN THE CLOSE OF BUSINESS ON THE FIRST BUSINESS DAY OF THE FUND FALLING IN THE MONTH THAT FOLLOWS THE MONTH DURING WHICH YOU HAVE REACHED THE $10 THRESHOLD ]. This investment process will resume every time rebates totaling not less than $10 (or such lesser amount as StockBack may from time to time determine and post on its Web site) have been credited by the bank escrow agent to your account. The Fund's business days consist of those days on which the New York Stock Exchange is open for business.

         Although you will have instructed StockBack Capital, pursuant to your Standing Order, to invest, in shares of the Fund, amounts that have been credited to your account by the bank escrow agent, you will be entitled, at your option, to withdraw any such amounts in cash by making an on-line cash withdrawal request to StockBack Capital, provided you do so before StockBack Capital, under the Standing Order, has placed an order with the Fund to purchase Fund shares with such amounts. This is the case even if amounts credited to your account by the bank escrow agent do not exceed the $10 threshold described above. However, you should understand that you will be charged a nominal processing fee (currently, $2.00, but subject to change upon posting on StockBack's Web site) in connection with any amount you withdraw from the bank escrow account.

         You should be aware that, under current Loyalty Program policies, a Participating E-Merchant from whom you have purchased a good or service will not remit the rebate attributable to such purchase to the bank escrow agent for your account until the merchant's stated return period (as in effect on the date you made your purchase) applicable to the good or service has expired. For example, if you purchase a good from a Participating E-Merchant on a particular day but, in accordance with the merchant's return policy in effect on that day, you are entitled to return the good for a refund within a specified number of days after the date of your purchase, the merchant will remit the rebate attributable to such purchase to the bank escrow agent, and the bank escrow agent will credit the rebate to your account, only if you keep the good and do not return it to the merchant for a refund prior to the expiration of such period. StockBack intends to review this policy from time to time and may change the policy by posting the change on its Web site. Any such change would be effective only with respect to rebates attributable to purchases of goods or services made after the posting of such change. Although it has no present intention to do so, StockBack may alter the current policy to provide that a Participating E-Merchant shall remit the rebate attributable to a member's purchase of a good or service from such merchant to the bank escrow agent prior to the expiration of the merchant's stated return period. In that case, the current policy might also be modified to provide that, if a member returns a good to a Participating E-Merchant prior to the expiration of that merchant's stated return period with respect to that good, StockBack would be entitled to take actions designed to reimburse the merchant for the amount of the rebate. Such actions might include directing the bank escrow agent to debit the member's account in the amount of the rebate and to remit such amount to the merchant or directing the Fund to redeem shares held by the member to the extent necessary to reimburse the merchant for the amount of the rebate and to remit such redemption proceeds to the merchant. As an alternative to either of these actions, StockBack might reimburse the merchant for the amount of the rebate out of its own resources and instruct the bank escrow agent to debit the member's account for such amount and credit that amount to StockBack.

         You should also be aware that you are not entitled to any interest or other earnings on funds held by the bank escrow agent in the master escrow account for your account. All such interest and other earnings, if any, will be payable to StockBack.

         USING YOUR STOCKBACK CREDIT CARD  TO PURCHASE GOODS OR SERVICES

         If you use your StockBack credit card to purchase goods or services from any merchant that accepts the card, the issuer of the card will rebate a particular percentage of the purchase price to the bank escrow agent, and the bank escrow agent will credit to you (on its books and records) each rebate so paid to it by the issuer of the card in connection with your use of the card. The stated percentage in effect for purchases made on a particular day will be the percentage posted that day on StockBack's Web site. The issuer will rebate amounts to the bank escrow agent for your account regardless of whether the merchant participates in the Loyalty Program and regardless of whether you make your purchase on-line or through a more traditional method. Of course, if you use your StockBack card to make an on-line purchase from a Participating E-Merchant through StockBack's Web site portal to that merchant, you will also be eligible for the benefits described above under " ON-LINE PURCHASES OF GOODS OR SERVICES FROM PARTICIPATING E-MERCHANTS." As described more fully below, you may use your StockBack credit card to purchases shares of the Fund. The issuer of the card, however, will not rebate any amounts to the bank escrow agent for your account in connection with those purchases.

         As is the case with rebates from Participating E-Merchants, rebates from the issuer of the StockBack credit card will be forwarded to the bank escrow agent (on a daily, monthly or quarterly basis, depending on the issuer's payment processing procedures) and will be used to purchase Fund shares in a manner identical to the manner described above under " ON-LINE PURCHASES OF GOODS OR SERVICES FROM PARTICIPATING E-MERCHANTS." Again, you should be aware that rebate amounts from the issuer of the StockBack credit card will be subject to the return policy described above. In addition, you will not be entitled to any interest or other earnings on funds held by the bank escrow agent in the master escrow account for your account.

         CASH PURCHASES

         You may purchase shares for cash by sending funds to StockBack Capital (at the address for StockBack Capital set forth on page 13) or authorizing StockBack Capital to make automatic deductions from your bank checking or savings account for the purpose of purchasing shares. You may also purchase shares by using a credit card, including your StockBack credit card. Purchases of shares will be made as of the close of business on the Fund business day on which StockBack Capital receives your funds (at the net asset value per share in effect at that time), as long as StockBack Capital receives the funds on or before 11:00 a.m., Eastern time, on such day. If StockBack Capital receives your funds after 11:00 a.m., Eastern time, on a particular Fund business day, purchases will be made as of the close of business on the next Fund business day (at the net asset value per share in effect at that time). If you send a check to StockBack Capital or otherwise send funds that cannot freely be used by StockBack Capital to purchase shares for your account, StockBack Capital will invest in Fund shares for your account only after your check has cleared or such funds become freely available to StockBack Capital.

         Each cash purchase must be made in an amount not less than $10.00.

         [The Fund will charge a check processing fee not to exceed $5 for each purchase of shares made by check.] If you use a credit card to purchase shares, the issuer of the card may assess a processing fee up to 3% of the amount charged. For example, if you charge $100 on your StockBack credit card to purchase Fund shares and the issuer of the card charges a $3 processing fee, only $97 will be invested in the Fund for your account.

                         HOW YOU MAY REDEEM FUND SHARES

         You may redeem Fund shares on any Fund business day by making an on-line redemption request or written redemption request to StockBack Capital. StockBack Capital may, but is not required, to accept telephone or fax redemption requests. If StockBack Capital receives your redemption request on or before 11:00 a.m., Eastern time, on a particular Fund business day, your redemption will be effected as of the close of business on that day. If StockBack Capital receives your redemption request after 11:00 a.m., Eastern time, on a particular Fund business day, your redemption will be effected as of the close of business on the next Fund business day.

         If you request that a particular dollar amount of your shares be redeemed instead of requesting the redemption of a particular number of shares, StockBack Capital will cause the Fund to redeem that number of shares that will yield the desired dollar amount.

           Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored.

         If you request a redemption of Fund shares, you will ordinarily receive a check in the amount of the redemption proceeds (minus the amount of the redemption fee described below, if you have held the shares for less than one year in accordance with the "first-in, first-out" formula described below). The Fund will usually make payment for redemptions of Fund shares within one business day, but not later than seven calendar days after receipt of a redemption request. The Fund, at its discretion, may agree to forward redemption proceeds (minus the amount of the redemption fee, if you have held the shares for less than one year) to you or on your behalf by less traditional means, such as a wire transfer of the proceeds either to a designated bank account or to the issuer of your StockBack credit card for the purpose of paying off any outstanding balance you may have. In these cases, the Fund may assess you a nominal fee to cover its expenses.

         The Fund reserves the right to redeem your shares "in-kind" (that is, with securities held by the Fund) rather than in cash. The Fund generally does not intend to exercise its right to redeem your shares in kind. In addition, the Fund may not exercise the right unless the aggregate dollar amount of your redemptions during any ninety-day period exceeds the lesser of (i) $250,000 or
(ii) an amount equal to 1% of the net asset value of the Fund at the beginning of such ninety day period.

         REDEMPTION FEE

         The Fund is designed for long-term investors who are willing to accept the risks associated with a long-term investment in the equity securities of Participating E-Merchants. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow complications that may disrupt the Fund's investment program. Short-term traders often redeem when the market is most turbulent, often forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up the Fund's transaction costs--measured by both commissions and bid/ask spreads--which are borne by the remaining long-term investors. For these reasons, the Fund assesses a 2.00% redemption fee on the redemption of shares held for less than one year. Any redemption fees charged by the Fund will be payable by the redeeming investor to the Fund, not to the Fund's investment advisor or any other service provider. Accordingly, redemption fees charged by the Fund will be available to pay expenses the Fund would otherwise bear (including any transaction expenses incurred by the Fund in liquidating investments in order to meet redemption requests), to make additional portfolio investments, or to pay dividends to Fund shareholders.

         The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans). This fee also does not apply to shares held in IRA accounts.

         The Fund will use the "first-in, first-out" (FIFO) method to determine whether a redeeming shareholder will be charged the 2.00% redemption fee. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If the holding period of the shares determined in accordance with this method is less than one year, the redemption fee will be assessed against such shares. The redemption fee will not decrease during the one year period in which shares are held. In other words, the full 2.00% fee will apply to shares redeemed on the 364th day after purchase as well as to shares redeemed earlier.

         AUTOMATIC REDEMPTIONS

         The Fund has reserved the right to redeem your shares if you revoke your consent to receive information about the Fund through electronic delivery, unless you expressly agree to bear the cost of paper delivery of such information. The Fund seeks to operate at a low expense level, and the cost of paper delivery of Fund information (if not paid for by the individual shareholders requesting such information) would increase Fund expenses for all shareholders above what StockBack believes is an appropriate level. Shareholders may request paper delivery of Fund information from time to time, provided that the cost of such delivery will be assessed directly against the shareholder and not absorbed as a Fund expense generally. Written notice of a proposed mandatory redemption will be given at the time consent to electronic delivery is revoked, if the shareholder revoking consent has not expressly agreed to bear the cost of paper delivery.

         The Fund has also reserved the right to redeem your shares to satisfy a reimbursement obligation owed to a Participating E-Merchant as a result of a return of goods purchased by you, as described above under "HOW YOU MAY PURCHASE FUND SHARES."

         Finally, the Fund has reserved the right to redeem your shares (unless you are an IRA) if, after giving effect to a particular redemption request, the total value of your remaining Fund shares would be less than $10.00. If you request a redemption that would result in the total value of your remaining Fund shares being less than that amount, your redemption request will be deemed to include a request to redeem your remaining shares.

         TRANSFER RESTRICTIONS

         All of your Fund shares will be issued by the Fund in the name of StockBack Capital or its nominee, which will hold the shares on its books for your account and benefit. You may transfer the beneficial ownership of your shares on StockBack Capital's books upon reasonable notice to StockBack Capital. A nominal fee will be applied to such transfers. The amount of this fee in effect on a particular transfer date will be the transfer fee posted on StockBack's Web site on that date. You may not obtain certificates for your shares. Further, the Fund will not issue shares in your name or the name of any of your transferees.

        PRICING OF FUND SHARES FOR PURPOSES OF PURCHASES AND REDEMPTIONS

         The Fund will value its shares for purchase and redemption purposes on each day on which the New York Stock Exchange is open for business. In determining the net asset value per share on a particular purchase or redemption date, the Fund will first determine the overall net asset value of the Fund on that date (calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern time), and then divide the overall net asset value by the number of Fund shares then outstanding. In determining its overall net asset value, the Fund will first determine the overall value of its portfolio investments, and then subtract from that value the amount of its liabilities, including accrued expenses.

         Equity securities (including common stocks, preferred stocks, convertible securities and warrants) listed or traded on a U.S. national securities exchange are valued at their last sale price (on the principal exchange on which they are listed or traded) prior to the time when the Fund's assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities (domestic or foreign) traded primarily in the U.S. over the counter market, such securities are valued at the last sale price on the Nasdaq Stock Market. In the absence of Nasdaq Stock Market sales on that day, such securities are valued at the last reported bid price.

         Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded primarily in the foreign over the counter market are valued at the last sale quotation, if market quotations are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the Fund's net asset value may not take place contemporaneously with the valuation of foreign securities held by the Fund.

         Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board, including valuations provided by a pricing service retained for this purpose.

         Short-term debt securities are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the Board believes the amortized cost method valuation does not fairly reflect the fair value of any security, fair value will be determined in good faith by or under the direction of the Board.

                                    TAXATION

                      TAXATION OF THE FUND AND SHAREHOLDERS

         The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

                           INVESTMENT COMPANY TAXATION

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders. The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains. Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

                     TAXATION OF DIVIDENDS AND DISTRIBUTIONS

         Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax on long-term capital gains applicable to individuals is 20%. Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month. Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction. After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

             PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES

         Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period. Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares. If a shareholder realizes a loss on the redemption or exchange of the Fund's shares and reinvests in the Fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

                               BACKUP WITHHOLDING

         The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

                                 OTHER TAXATION

         Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Non-U.S. investors should consult their own tax advisors regarding federal, state, local and foreign tax considerations.

                                     REPORTS

         The Trust will issue unaudited semi-annual reports showing the Fund's investments and other information, as well as annual reports containing Fund financial statements audited by the Trust's independent auditors.

                                OTHER INFORMATION

         This SAI and the Prospectus do not contain all the information set forth in the Registration Statement (and related exhibits) filed by the Trust with the SEC under the Securities Act of 1933, as amended. The Registration Statement (and related exhibits) is available on the SEC's internet Web site (http://www.sec.gov). In addition, a copy of the Registration Statement (including related exhibits) may be obtained, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. The Registration Statement (and related exhibits) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

                               THE STOCKBACK FUND
                                   a series of
                               THE STOCKBACK TRUST
                           (a Delaware business trust)


                       STATEMENT OF ASSETS AND LIABILITIES
                               September __, 1999


                                     ASSETS
CASH                                                                   $100,000
         TOTAL                                                         $100,000

                                   LIABILITIES

DEFERRED ORGANIZATIONAL COSTS PAYABLE (Note 1)                         $
                                                                        -------
COMMITMENTS (Note 2)

NET ASSETS

         Applicable to 1,000 capital shares issued and outstanding unlimited
number of shares authorized                                             100,000
                                                                        -------
                                                                       $100,000
                                                                        -------
                                                                        -------

         Net asset value, offering and redemption price per share ($100,000 divided by 1,000 shares)
                                                                         $10.00
                                                                         ------

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

Note 1 - Organization

         The StockBack Trust (the "Trust"), a business trust formed under the laws of the State of Delaware on September __, 1999, is authorized to create any number of separate and distinct investment funds (each, a "portfolio") and to issue an unlimited number of shares of each portfolio. The Trust is currently offering capital shares of only one portfolio, The StockBack Fund (the "Fund"). The Fund has had no significant operations other than the issuance of 1,000 capital shares for $100,000 on September __, 1999 to Dome Partners, LLC.

         StockBack.com LLC, a Delaware limited liability company ("StockBack"), has agreed to reimburse the Fund, in an amount not to exceed $2,000,000 per year, for fees and expenses such as costs incurred in connection with the organization of the Fund, federal and state registration fees, directors' fees (not to exceed $50,000 per year in the aggregate) payable by the Fund to its independent directors, custodial, transfer agent and dividend paying agent fees and expenses, and accounting, printing, legal, Web site maintenance and shareholder correspondence fees and expenses.

 Note 2 - Commitments

         The Fund has entered into an Investment Advisory and Administrative Services Agreement (the "Advisory Agreement") with StockBack Advisors LLC, a Delaware limited liability company ("StockBack Advisers"). StockBack Advisers receives no fees from the Fund for the services provided by it to the Fund under the Advisory Agreement.

         The Fund has entered into an Administration and Accounting Services Agreement with [INSERT NAME OF TRANSFER AGENT] (the "Transfer Agent"). For services provided by it to the Fund under the Administration and Accounting Services Agreement, the Transfer Agent is entitled to receive from the Fund a fee, [SET FORTH TRANSFER AGENT'S FEE].

         The Fund has entered into a Custodial Services Agreement with [INSERT NAME OF CUSTODIAN] (the "Custodian"). For services provided by it to the Fund under the Custodial Services Agreement, the Custodian is entitled to receive from the Fund a fee [SET FORTH CUSTODIAN'S FEE].

          As noted above, StockBack has agreed to reimburse the Fund, in an amount not to exceed $2,000,000 per year, for certain fees and expenses. The fees and expenses subject to this reimbursement obligation include the fees payable by the Fund under the Administration and Accounting Services Agreement and the Custodial Services Agreement.

         The Trust has entered into a Distribution Agreement with StockBack Capital LLC, a Delaware limited liability company ("StockBack Capital"), under which StockBack Capital acts as the principal underwriter and distributor of Fund shares. StockBack Capital receives no fees from the Fund for the services provided by it to the Fund under the Distribution Agreement.

         Under the Fund's Rule 12b-1 Plan, the Fund may pay amounts up to 0.25% per annum of the Fund's net asset value to defray certain distribution-related and shareholder servicing expenses. The Fund does not currently intend to pay any amounts under the Plan, but may do so in the future. Amounts payable by the Fund under its Rule 12b-1 Plan are not subject to the reimbursement obligation of StockBack described above.

                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)   Registrant's Agreement and Declaration of Trust.*

(b)   Registrant's By-laws.*

(c)   Specimen Share Certificate.*

(d) Investment Advisory and Administrative Services Agreement between the Fund and StockBack Advisors LLC.*

(e)   Distribution Agreement between the Fund and StockBack Capital LLC.*

(f)   Not applicable.

(g)   Custodial Services Agreement.*

(h)   Administration and Accounting Services Agreement.*

(i)   Opinion and Consent of Counsel.*

(j)   Consent of Independent Accountants.*

(k)   Not applicable.

(l)   Initial Capital Agreement.*

(m)   Rule 12b-1 Plan.*

(n)   Not applicable.

-----------------
*To be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      None.

ITEM 25.  INDEMNIFICATION.

      Reference is made to Article [ ] of the Registrant's Agreement and Declaration of Trust.

      Insofar as indemnification of liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred in the successful defence of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

      The Investment Adviser is a single-member limited liability company organized under the laws of Delaware and is a newly-formed entity that was created solely to serve as an investment adviser to the Fund. The Investment Adviser has no directors and no officers.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a)   Not applicable.

(b)   Not applicable.

(c)   Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

      All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at the offices of the Fund or the Investment Adviser, 55 Broad Street, 6th Floor, New York, New York, 10004 or the offices of the Custodian:
[       ].

ITEM 29.  MANAGEMENT SERVICES.

      Not applicable.

ITEM 30.  UNDERTAKINGS.

      The Fund will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and state of New York on the 16th day of September, 1999.


                                                  The StockBack Trust
                                                  The StockBack Fund

                                                  By:     /s/ Timothy C. Parrott
                                                          ----------------------
                                                          Timothy C. Parrott
                                                          President



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on September 16th, 1999 by the following persons in the capacities and on the dates indicated.


         NAME                                   TITLE


     /s/ Timothy C. Parrott                     Principal Executive Officer and
----------------------------                    Director
Timothy C. Parrott


    /s/ Robert S. Feidelson                     Principal Financial Officer
----------------------------                    and Director
Robert S. Feidelson


   /s/ C. Eric Peters                           Director
----------------------------
C. Eric Peters


   /s/ Michael Luther                           Director
----------------------------
Michael Luther


   /s/ Peter Zurkow                             Director
----------------------------
Peter Zurkow